CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Mar. 31, 2021 shares
Class A Common Stock | CIK 0001836935 Centricus Acquisition Corp.
Sale of Units, net of underwriting discounts and offering expenses (in shares)	34,500,000